Property, vessels and equipment	12 Months Ended
Dec. 31, 2018
Property, vessels and equipment [Abstract]
Property, vessels and equipment
9	Property, vessels and equipment

Property, vessels and equipment at December 31, 2018 and 2017 are summarized as follows:

	2018
	Net balances at year start	Additions	Disposals		Transfers and others		Depreciation / loss from revaluation	Net balances at year end	Estimated useful lives (years)

Vessels	$1,118,250	$260	$125,019	(c)	$(162,962)	(a) and (e)	$47,856	$782,673	25
Shipyard	318	-	-		-		43	275	40
Major vessel maintenance	12,608	38,142	-		4,064		13,203	41,611	2.5
Buildings and facilities	242,204	5,732	-		604		9,639	238,901	20 y 25
Warehousing equipment	647	-	9		-		383	255	10
Computer equipment	556	459	-		47		481	581	3 y 4
Terminal equipment	6,885	2,252	-		(125)		1,622	7,390	10
Ground transportation equipment	3,751	2,052	1,153		1,940		1,224	5,366	4,5 y 10
Other equipment	7,641	361	-		313		1,236	7,079
	1,392,860	49,258	126,181		(156,119)		75,687	1,084,131
Land	1,184,427	-	45,295	(d)	7,120		-	1,146,252
Construction in progress	46,248	37,025	-		(219)		-	83,054
	$2,623,535	$86,283	$171,476		$(149,218)		$75,687	$2,313,437

	2017
	Net balances at year start	Additions	Disposals	Transfers and others		Depreciation /loss from revaluation		Net balances at year end	Estimated useful lives (years)

Vessels	$8,028,276	$99	$2,113	$(6,424,674)	(a)	$483,338	(b)	$1,118,250	25
Shipyard	363	-	-	-		45		318	40
Major vessel maintenance	4,457	62,172	-	(1,266)		52,755		12,608	2.5
Buildings and facilities	253,396	-	-	-		11,192		242,204	20and 25
Warehousing equipment	1,242	-	-	-		595		647	10
Computer equipment	794	272	-	-		510		556	3 and 4
Terminal equipment	3,319	425	-	4,118		977		6,885	10
Ground transportation equipment	4,203	508	-	1,247		2,207		3,751	4.5 and 10
Other equipment	9,556	226	-	(67)		2,074		7,641
	8,305,606	63,702	2,113	(6,420,642)		553,693		1,392,860
Land	1,060,661	-	41	148,807		25,000		1,184,427
Construction in progress	198,605	16,520	13,127	(155,750)		-		46,248
	$9,564,872	$80,222	$15,281	$(6,427,585)		$578,693		$2,623,535

All the amounts for depreciation and for loss from revaluation are included as part of the depreciation, amortization and loss from revaluation on the consolidated statements of profit or loss.

The accumulated depreciation on property, vessels and equipment at December 31, 2018 and 2017 is $365,264 and $313,926, respectively. The decrease is basically due to the recognition of the fair value of the vessels; therefore, its accumulated depreciation was cancelled.

(a)
In 2018 is comprised primarily for revaluation surplus by $161,411. In 2017 is comprised primarily for revaluation surplus by $941,957 net of reduction for deconsolidation of TMM DM in a total of $7,445,415.

(b)	In 2017 includes $56,213 loss from revaluation of two vessels.

(c)	On May 7, 2018, was formalized the sale of the chemical tanker Maya to Yangzijiang Express Shipping PTE. LTD, by TMM Parcel Tankers, S.A. de C.V., subsidiary of Grupo TMM.

(d)
The sale agreement of the land located in Santiago Tlaltepoxco in the Municipality of Huehuetoca, State of Mexico, between Comercializadora Columbia, S.A. de C.V. and Inmobiliaria TMM, S.A. de C.V., a subsidiary of Grupo TMM, was entered into on March 27, 2018.

(e)
At 2018 year end, the supply vessel ‘Subsea 88’ suffered a major mishap in one of its areas and for which it stopped operating. As at December 31, 2018, Grupo TMM was making the corresponding insurance claims without a final settlement having been issued on the mishap as of that date. Since the repair of the ship requires a substantial time that affects future cash flows, Management recognized a loss in fair value in the amount of $206,076. As at the issue date of the consolidated financial statements, the final opinion has not been issued by the insurance company.

If the cost model had been used, the revalued carrying amounts for vessels, land and properties at December 31, 2018 and 2017, would be as follows:

	2018	2017
Vessels	$400,098	$452,100
Lands	715,616	715,616
Properties	152,249	156,888
	$1,267,963	$1,324,604

The revalued amounts include a revaluation surplus of $899,863 and $1,220,277 in 2018 and 2017, respectively, before taxes, which is not available for distribution to stockholders.

Fair value measurement
See Note 25 regarding the measuring of fair value for vessels and properties.

Guarantees
At December 31, 2018 and 2017, 4 vessels (5 vessels in 2017) are securing financial debt with ‘Act Maritime, LLC.’ and ‘B.V. Scheepswerf Damen Gorinchem’, as well as the financial lease with ‘FTAI Subsea 88’. Likewise, there are 2 properties in 2018 and 2017 securing various bank loans.